SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS:

                                ----------------

                                     CLASS S


 DWS Balanced Fund           DWS GNMA Fund              DWS Mid Cap Growth Fund
 DWS Blue Chip Fund          DWS Gold & Precious        DWS Moderate Allocation
 DWS California Tax-Free       Metals Fund                Fund
   Income Fund               DWS Growth & Income Fund   DWS Money Market Prime
 DWS Capital Growth Fund     DWS Growth Allocation        Series
 DWS Cash Investment Trust     Fund                     DWS New York Tax-Free
 DWS Commodity Securities    DWS Growth Plus              Income Fund
   Fund                        Allocation Fund          DWS Pacific
 DWS Conservative            DWS Health Care Fund         Opportunities Equity
   Allocation Fund           DWS High Income Plus         Fund
 DWS Core Fixed Income         Fund                     DWS RREEF Global Real
   Fund                      DWS High Yield Tax Free      Estate Securities Fund
 DWS Core Plus Allocation      Fund                     DWS RREEF Real Estate
   Fund                      DWS Inflation Protected      Securities Fund
 DWS Core Plus Income Fund     Plus Fund                DWS S&P 500 Index Fund
 DWS Dreman High Return      DWS Intermediate           DWS Short Duration Fund
   Equity Fund                 Tax/AMT Free Fund        DWS Short Term Bond Fund
 DWS Dreman Mid Cap Value    DWS International Fund     DWS Short-Term
   Fund                      DWS International            Municipal Bond Fund
 DWS Dreman Small Cap          Select Equity Fund       DWS Small Cap Core Fund
   Value Fund                DWS International Value    DWS Small Cap Growth
 DWS Emerging Markets          Opportunities Fund         Fund
   Equity Fund               DWS Japan Equity Fund      DWS Small Cap Value Fund
 DWS Emerging Markets        DWS Large Cap Value Fund   DWS Strategic Income
   Fixed Income Fund         DWS Large Company            Fund
 DWS Enhanced S&P 500          Growth Fund              DWS Tax Free Money Fund
   Index Fund                DWS Latin America          DWS Technology Fund
 DWS Equity Income Fund        Equity Fund              DWS U.S. Government
 DWS Europe Equity Fund      DWS Managed Municipal        Securities Fund
 DWS Global Bond Fund          Bond Fund                DWS U.S. Treasury Money
 DWS Global Opportunities    DWS Massachusetts            Fund
   Fund                        Tax-Free Fund
 DWS Global Thematic Fund    DWS Micro Cap Fund


The following supplements "Policies about transactions" under the "Policies You Should Know About" section of each fund's Class S prospectus:

Initial Purchase. The minimum initial investment is $2,500, except for investments on behalf of participants in certain fee- based and wrap programs offered through certain financial intermediaries approved by the Advisor for which there is no minimum initial investment; and fiduciary accounts such as IRAs and custodial accounts such as Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts for which the minimum initial investment is $1,000 per account. In addition, the minimum initial investment is $1,000 if an automatic investment plan of $50 per month is established. Group retirement plans and certain other accounts have similar or lower minimum share balance requirements. The fund may waive minimums for investments on behalf of fund trustees and directors or officers or employees of the Advisor and its affiliates.




               Please Retain This Supplement for Future Reference





                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group
September 25, 2006